Financial Risk Management - Credit Risk (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 23,125	R 13,566
Restricted investments	6,731	6,044
Restricted Investments Collective investment scheme combined (unit trust)
Disclosure of detailed information about financial instruments [line items]
Restricted investments	84	75
Equity investments
Disclosure of detailed information about financial instruments [line items]
Restricted investments	384	335
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	13,101	4,693
Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	6,593	6,123
Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	568	1,011
AA Plus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	8,558	3,598
AA Plus | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	6,542	5,677
AA Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	239	407
A Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	172	227
AAA | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	401
AA | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	66	221
AA Minus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	4,543	1,095
AA Minus | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	51	45
AA Minus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 91	R 156